INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 289,855,048	$ 255,568,505
Liabilities	255,929,590	227,453,292
Cash and cash equivalents	25,329,846	23,701,149	$ 23,738,042	$ 18,730,810
Interest expense	4,351,556	5,863,008	6,179,794
Income tax	1,776,225	(6,586)	$ 1,262,964
Compania de financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,965,397	3,235,475
Liabilities	3,392,041	2,721,800
Income from ordinary activities	1,675,439	1,524,072
Profits (loss)	10,681	26,665
Cash and cash equivalents	353,348	339,044
Interest and valuation income	630,936	605,979
Interest expense	82,537	142,770
Depreciation and amortization	21,113	18,692
Income tax	$ 13,828	$ 2,381